Commitments (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Commitments (Details) [Line Items]
Deferred underwriting discount per share | $ / shares	$ 0.35
Merger agreement, description	(iii) as a result of the Merger, among other things, all shares of capital stock of Voltus outstanding as of immediately prior to the effective time of the Merger will be canceled in exchange for the right to receive shares of Class A common stock, par value $0.0001 per share, of the Company (“Broadscale Common Stock”); (iv) as a result of the Merger, all Voltus equity awards outstanding as of immediately prior to the effective time of the Merger will be converted into awards based on Broadscale Common Stock, upon substantially the same terms and conditions as are in effect with respect to such option immediately prior to the effective time of the Merger; (v) at the Closing, the total number of shares of Broadscale Common Stock issuable to existing holders of Voltus capital stock or pursuant to the aforementioned converted equity awards shall be equal to the quotient obtained by dividing (x) $750,000,000 (subject to increase by an amount equal to the aggregate exercise prices of all converted equity awards) by (y) $10.00; and (vi) upon the Closing, existing holders of Voltus capital stock and equity awards will have the right to receive up to an aggregate of 10,000,000 additional shares of Broadscale Common Stock in three substantially equal tranches which are issuable upon the achievement of share price thresholds for Broadscale Common Stock of $12.50, $15.00 and $17.50, respectively, as set forth in the Merger Agreement.
Subscription agreements, description	the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed at a purchase price of $10.00 per share and $100 million in the aggregate for (i) 10 million shares of Broadscale Common Stock and (ii) in the case of certain PIPE Investors purchasing in excess of a specified number of shares of Broadscale Common Stock, an aggregate of 6,200,000 warrants exercisable for shares of Broadscale Common Stock (the “PIPE Investment”).
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Deferred underwriting fees | $	$ 12,075,000